Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2023
Plant and Equipment
Summary of carrying value of the pilot plant

				Asset under
			Demonstration	construction –
			plant (formerly	Aqualung Carbon
	Leasehold	Furniture and	Pilot plant)	Capture pilot
Cost	improvements	fixtures	(Note 8)	plant	Total
	$	$	$	$	$
June 30, 2021	—	—	24,720	—	24,720
Additions	—	—	1,929	—	1,929
June 30, 2022	—	—	26,649	—	26,649
Additions	187	12	—	1,778	1,977
June 30, 2023	187	12	26,649	1,778	28,626

Accumulated amortisation
June 30, 2021	—	—	(12,381)	—	(12,381)
Amortisation	—	—	(13,356)	—	(13,356)
Effect of foreign exchange translation	—	—	73	—	73
June 30, 2022	—	—	$(25,664)	—	(25,664)
Amortisation	(6)	(1)	(207)	—	(214)
Effect of foreign exchange translation	—	—	17	—	17
June 30, 2023	(6)	(1)	(25,854)	—	(25,861)

Net book value
June 30, 2021	—	—	12,339	—	12,339
June 30, 2022	—	—	985	—	985
June 30, 2023	181	11	795	1,778	2,765